Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Trade and other receivables
10	Trade and other receivables

	At 31 December
	2023	2022
	USD	USD
Trade receivables	3,991,175	8,816,368
Accrued income	2,001,030	3,719,488
Customer wallet receivables	715,955	1,595,542
Less: provision for expected credit losses	(2,328,308)	(2,465,258)
	4,379,852	11,666,140
Other receivables	948,025	3,149,292
	5,327,877	14,815,432

Trade receivables are non-interest bearing and are generally on up to 60 days terms. It is not the practice of the Group to obtain collateral over trade receivables and are therefore, unsecured.

The movement in provision for expected credit losses are as follows:

	2023	2022
	USD	USD
At 1 January	2,465,258	2,403,782
Charge to the consolidated statement of comprehensive income	535,340	873,442
Assets classified as held for sale	(672,290)	(811,966)
At 31 December	2,328,308	2,465,258